UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

	January 1, 2023	to	December 31, 2023
MACC Transferor, LLC
(Exact Name of Securitizer as Specified in its Charter)
		Date of Report (Date of earliest event reported):	February 1, 2024
		Commission File Number of securitizer:	N/A
		Central Index Key Number of securitizer:	0001928568
Michael P. Paolillo, Deputy General Counsel – (203) 918-5545
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1)  ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2) for the reporting period

Central Index Key Number of depositor:  _______________________
                                            ___________________________________________________________________
                                                              (Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  _______________________
Central Index Key Number of underwriter (if applicable):  _______________________
                                                                                              ___________________________________________________________________
                                                                                                         Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 1, 2024
MACC TRANSFEROR, LLC
(Securitizer)

By: /s/ Andrew Deringer
Name: Andrew Deringer
Title: Executive Vice President (Senior Officer in Charge of Securitization)